Net debt (Details) - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Net debt
Cash and cash equivalents in the Consolidated Balance Sheet		£ 1,562	£ 2,170
Other investments		1	1
Fair value of debt-related derivatives		(18)
Bank and other short-term borrowings	[1]	(1,134)	(1,345)
Lease liabilities		(127)	(135)
Fair value of debt-related derivatives		41	(71)
Bank and other long-term borrowings		(3,153)	(3,574)
Lease liabilities	[1]	(318)	(325)
Total net debt		(3,146)	(3,279)
Lease liabilities		(445)	(460)		£ (217)
Bond debt, current		(347)	0
Overdraft, current		(730)	(1,291)
Overseas loans, current		(17)	(14)
Bond accruals, current		(40)	(40)
Bond debt, non-current		(2,596)	(2,987)
Loans, non-current		£ (557)	(587)
Measurement period adjustments
Net debt
Bank and other short-term borrowings			9
Lease liabilities			£ 7	£ 8

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).